Provisions - Sensitivity analysis of inbound and outbound claims (Details) $ in Millions	Jun. 30, 2018 USD ($)
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Increase (decrease) in redress provision due to reasonably possible increase in inbound claims	$ 268